Government Grants (Tables)	12 Months Ended
Dec. 31, 2025
Government Grants
Schedule of recognized government grants

	Year Ended December 31,
	2025	2024	2023

	(in US$’000)
Research and development expenses	6,451	1,256	1,054
Other income (Note 24)	8,970	3,095	3,134
	15,421	4,351	4,188